UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10221

ALLIANCEBERNSTEIN TRUST

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2008

Date of reporting period: February 28, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Value Fund

Portfolio of Investments

February 29, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.0%
Financials - 30.2%
Capital Markets - 3.9%
Credit Suisse Group	95,800	$4,710,107
Deutsche Bank AG	33,000	3,685,398
The Goldman Sachs Group, Inc.	6,200	1,051,706
Merrill Lynch & Co., Inc.	65,900	3,266,004
Morgan Stanley	25,600	1,078,272

		13,791,487

Commercial Banks - 8.6%
Bank Hapoalim BM	204,400	873,345
Bank Leumi Le-Israel	217,500	999,322
Barclays PLC	334,000	3,130,349
BNP Paribas SA	58,300	5,212,017
Canadian Imperial Bank of Commerce/Canada	34,094	2,313,577
Credit Agricole SA	46,200	1,253,168
HBOS PLC	282,320	3,354,805
Industrial Bank of Korea	31,400	506,253
Kookmin Bank	7,000	431,407
Royal Bank of Canada	54,700	2,744,864
Royal Bank of Scotland Group PLC (London Virt-X)	480,831	3,635,330
Shinhan Financial Group Co. Ltd.	18,060	972,870
Standard Bank Group Ltd.	49,423	616,817
Sumitomo Mitsui Financial Group, Inc.	565	4,080,972
Unibanco - Uniao de Bancos Brasileiros SA (GDR)	2,800	379,736

		30,504,832

Consumer Finance - 0.8%
ORIX Corp.	19,230	2,875,056
Diversified Financial Services - 6.0%
Bank of America Corp.	117,110	4,653,951
Citigroup, Inc.	61,800	1,465,278
Fortis (Euronext Brussels)	154,466	3,412,519
ING Groep NV	165,800	5,509,818
JPMorgan Chase & Co.	149,300	6,069,045

		21,110,611

Insurance - 9.4%
Allianz SE	32,200	5,574,783
American International Group, Inc.	48,900	2,291,454
Aviva PLC	302,069	3,640,962

Company	Shares	U.S. $ Value
Fondiaria-Sai SpA (ordinary shares)	58,400	2,591,793
Friends Provident PLC	580,964	1,529,997
Genworth Financial, Inc.-Class A	90,800	2,104,744
Hartford Financial Services Group, Inc.	18,100	1,265,190
ING Canada, Inc.	35,356	1,436,871
MetLife, Inc.	72,400	4,218,024
Muenchener Rueckversicherungs AG	21,671	3,819,235
Sanlam Ltd.	283,350	673,374
The Travelers Cos, Inc.	56,030	2,600,352
XL Capital Ltd.-Class A	42,100	1,518,126

		33,264,905

Thrifts & Mortgage Finance - 1.5%
Federal Home Loan Mortgage Corp.	91,100	2,293,898
Federal National Mortgage Association	104,800	2,897,720

		5,191,618

		106,738,509

Materials - 14.5%
Chemicals - 5.0%
BASF SE	45,200	5,751,212
Dow Chemical Co.	104,700	3,946,143
E.I. Du Pont de Nemours & Co.	60,900	2,826,978
Mitsubishi Chemical Holdings Corp.	342,500	2,316,651
Mitsui Chemicals, Inc.	393,000	2,786,621

		17,627,605

Metals & Mining - 8.9%
Antofagasta PLC	33,600	535,527
ArcelorMittal (Euronext Amsterdam)	58,200	4,470,833
ArcelorMittal (Euronext Paris)	3,322	252,234
BHP Billiton Ltd.	35,100	1,270,014
China Steel Corp. (GDR) (a)	20,622	608,577
Gerdau SA (ADR)	13,800	452,226
Hyundai Steel Co.	12,990	1,005,016
JFE Holdings, Inc.	99,700	4,442,411
Kazakhmys PLC	83,000	2,528,236
Nippon Steel Corp.	313,000	1,646,755
Norsk Hydro ASA	198,500	2,804,239
POSCO	1,500	825,034
Teck Cominco Ltd.-Class B	105,400	4,205,291
Xstrata PLC	50,480	3,937,962
Zinifex Ltd.	227,900	2,292,959

		31,277,314

Paper & Forest Products - 0.6%
Stora Enso Oyj-Class R	181,200	2,262,771

		51,167,690

Company	Shares	U.S. $ Value
Energy - 13.7%
Oil, Gas & Consumable Fuels - 13.7%
Chevron Corp.	82,300	7,132,118
China Petroleum & Chemical Corp.-Class H	810,000	882,247
ConocoPhillips	103,450	8,556,349
ENI SpA	128,750	4,445,890
Exxon Mobil Corp.	34,600	3,010,546
Marathon Oil Corp.	108,300	5,757,228
Petro-Canada	65,200	3,120,723
PTT PCL	88,500	961,620
Repsol YPF SA	77,300	2,666,592
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	178,262	6,374,570
StatoilHydro ASA	130,850	3,987,168
Total SA	23,100	1,739,524

		48,634,575

Consumer Discretionary - 10.8%
Auto Components - 1.2%
Compagnie Generale des Etablissements Michelin-Class B	33,100	3,260,029
Hyundai Mobis	12,590	966,396

		4,226,425

Automobiles - 3.0%
Honda Motor Co. Ltd.	44,600	1,361,429
Nissan Motor Co. Ltd.	603,200	5,424,561
Renault SA	35,100	3,750,311

		10,536,301

Household Durables - 1.8%
Black & Decker Corp.	19,100	1,313,507
Sharp Corp.	247,000	4,494,798
Taylor Wimpey PLC	177,984	602,269

		6,410,574

Internet & Catalog Retail - 0.7%
Home Retail Group PLC	446,500	2,280,752

Media - 2.5%
CBS Corp.-Class B	136,600	3,117,212
Lagardere SCA	30,713	2,413,050
Time Warner, Inc.	210,500	3,285,905

		8,816,167

Multiline Retail - 0.9%
Macy’s, Inc.	128,200	3,163,976

Specialty Retail - 0.1%
Office Depot, Inc. (b)	40,700	462,759

Textiles Apparel & Luxury Goods - 0.6%
VF Corp.	29,300	2,227,972

		38,124,926

Company	Shares	U.S. $ Value
Industrials - 8.3%
Aerospace & Defense - 1.7%
Bombardier, Inc. (b)	293,900	1,681,135
Northrop Grumman Corp.	53,000	4,166,330

		5,847,465

Airlines - 1.5%
Air France-KLM	68,200	1,837,472
Deutsche Lufthansa AG	152,300	3,564,571

		5,402,043

Industrial Conglomerates - 0.9%
General Electric Co.	57,300	1,898,922
Tyco International Ltd.	33,350	1,336,001

		3,234,923

Machinery - 2.8%
Caterpillar, Inc.	39,300	2,842,569
Eaton Corp.	28,100	2,265,703
Parker Hannifin Corp.	32,550	2,103,706
Volvo Ab-b Shs-Class B	182,400	2,707,930

		9,919,908

Marine - 1.3%
Mitsui OSK Lines Ltd.	276,000	3,584,654
Nippon Yusen KK	86,000	794,676

		4,379,330

Trading Companies & Distributors - 0.1%
Finning International, Inc.	15,500	437,008

		29,220,677

Health Care - 6.7%
Health Care Providers & Services - 0.9%
McKesson Corp.	54,200	3,184,792

Pharmaceuticals - 5.8%
AstraZeneca PLC	38,000	1,420,340
GlaxoSmithKline PLC	177,800	3,881,125
Merck & Co., Inc.	45,600	2,020,080
Pfizer, Inc.	284,100	6,329,748
Sanofi-Aventis SA	49,861	3,685,356
Wyeth	74,000	3,227,880

		20,564,529

		23,749,321

Telecommunication Services - 4.5%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	52,200	1,818,126
China Netcom Group Corp. Ltd.	195,500	602,663
Deutsche Telekom AG-Class W	127,900	2,429,216
Tele2 AB-Class B	112,700	1,980,900
Verizon Communications, Inc.	50,500	1,834,160

		8,665,065

Company	Shares	U.S. $ Value
Wireless Telecommunication Services - 2.1%
Sprint Nextel Corp.	275,500	1,958,805
Vodafone Group PLC	1,664,812	5,359,798

		7,318,603

		15,983,668

Information Technology - 4.0%
Computers & Peripherals - 2.1%
Compal Electronics, Inc. (GDR) (a)	150,781	670,976
Compal Electronics, Inc.	274,290	247,212
Fujitsu Ltd.	524,000	3,728,320
Toshiba Corp.	346,000	2,595,252

		7,241,760

Electronic Equipment & Instruments - 0.9%
AU Optronics Corp.	469,364	895,259
Flextronics International Ltd. (b)	129,500	1,313,130
Tyco Electronics Ltd.	33,350	1,097,215

		3,305,604

Semiconductors & Semiconductor Equipment - 1.0%
Hynix Semiconductor, Inc. (b)	30,800	792,033
Samsung Electronics Co. Ltd.	1,500	879,258
Siliconware Precision Industries Co.	190,689	310,747
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	91,076	887,080
United Microelectronics Corp.	1,176,119	698,101

		3,567,219

		14,114,583

Consumer Staples - 3.0%
Food & Staples Retailing - 0.9%
The Kroger Co.	90,900	2,204,325
Safeway, Inc.	33,600	965,664

		3,169,989

Tobacco - 2.1%
Altria Group, Inc.	100,350	7,339,599

		10,509,588

Utilities - 2.3%
Electric Utilities - 2.3%
E.ON AG	24,600	4,623,395
The Tokyo Electric Power Co. Inc	138,400	3,555,779

		8,179,174

Total Common Stocks (cost $354,772,682)		346,422,711

NON-CONVERTIBLE - PREFERRED STOCKS - 0.5%
Materials - 0.4%
Metals & Mining - 0.4%
Usinas Siderurgicas de Minas Gerais SA Zero Coupon	21,850	1,266,218

Company	Shares	U.S. $ Value
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Samsung Electronics Co. Ltd.	1,300	558,064

Total Non-Convertible - Preferred Stocks (cost $847,868)		1,824,282

SHORT-TERM INVESTMENTS - 1.0%
Investment Companies - 1.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (c) (cost $3,315,196)	3,315,196	3,315,196

Total Investments - 99.5% (cost $358,935,746)		351,562,189
Other assets less liabilities - 0.5%		1,880,715

Net Assets - 100.0%		$353,442,904

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at February 29, 2008	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
FTSE 100
Index		March
Future	16	2008	$2,046,501	$1,854,155	$(192,346)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the aggregate market value of these securities amounted to $1,279,553 or 0.4% of net assets.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund.

An amount equivalent to U.S. $127,171 has been segregated to collateralize margin requirements for the open futures contract at February 29, 2008.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

PpGDR	-	Global Depositary Receipt

Country Breakdown *

February 29, 2008 (unaudited)

Summary

36.0%	United States
12.4%	Japan
12.0%	United Kingdom
8.4%	Germany
6.7%	France
4.5%	Canada
2.8%	Netherlands
2.0%	Italy
2.0%	South Korea
1.9%	Norway
1.3%	Switzerland
1.3%	Sweden
1.2%	Taiwan
6.6%	Other
0.9%	Short-Term Investments

100.0%	Total Investments

*	All data are as of February 29, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 1.2% or less in the following countries: Australia, Belgium, Brazil, Cayman Islands, China, Finland, Hong Kong, Israel, Singapore, South Africa, Spain, Thailand.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$157,256,452	$(192,346)
Level 2	194,305,737	0
Level 3	0	0

Total	$351,562,189	$(192,346)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 11/30/2007	$0	$0
Accrued discounts /premiums	0	0
Realized gain (loss)	0	0	*
Change in unrealized appreciation/depreciation	0	0
Net purchases (sales)	0	0
Net transfers in and/or out of Level 3	0	0

Balance as of 2/29/08	$0	$0

Net change in unrealized appreciation/depreciation from investments still held as of 2/29/08	$0	$0

*	The realized gain (loss) recognized during the period ended 2/29/08 for other financial instruments was $0.

AllianceBernstein International Value Fund

Portfolio of Investments

February 29, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.7%
Financials - 32.4%
Capital Markets - 3.8%
Credit Suisse Group	4,173,300	$205,184,661
Deutsche Bank AG	2,217,000	247,591,725

		452,776,386

Commercial Banks - 16.3%
Bank Hapoalim BM	3,986,578	17,033,546
Barclays PLC	22,912,600	214,743,792
BNP Paribas SA	2,369,120	211,799,201
Credit Agricole SA	6,818,805	184,959,081
Hana Financial Group, Inc.	886,400	39,332,214
HBOS PLC	20,430,740	242,778,212
Kookmin Bank	1,131,500	69,733,867
Mitsubishi UFJ Financial Group, Inc.	28,596,000	252,026,633
Royal Bank of Scotland Group PLC (London Virt-X)	32,076,973	242,518,422
Societe Generale (a)	413,657	45,454,191
Societe Generale	1,654,628	177,044,030
Sumitomo Mitsui Financial Group, Inc.	34,784	251,243,424

		1,948,666,613

Consumer Finance - 1.6%
ORIX Corp.	1,260,260	188,420,071

Diversified Financial Services - 4.6%
Fortis (a)	3,311,466	50,243
Fortis (Euronext Amsterdam)	2,154,500	47,496,419
Fortis (Euronext Brussels)	9,109,466	201,249,628
ING Groep NV	9,094,402	302,222,523

		551,018,813

Insurance - 6.0%
Allianz SE	1,606,245	278,089,047
Aviva PLC	10,336,126	124,585,584
Fondiaria-Sai SpA (ordinary shares)	2,269,348	100,713,690
Fondiaria-Sai SpA (saving shares)	184,200	5,606,241
Muenchener Rueckversicherungs AG	1,189,000	209,545,937

		718,540,499

Real Estate Management & Development - 0.1%
Leopalace21 Corp.	224,900	4,595,481

		3,864,017,863

Company	Shares	U.S. $ Value
Materials - 17.5%
Chemicals - 5.1%
BASF SE	3,254,100	414,049,100
Mitsubishi Chemical Holdings Corp.	21,155,000	143,091,241
Mitsui Chemicals, Inc.	7,024,000	49,804,644

		606,944,985

Construction Materials - 0.5%
Buzzi Unicem SpA	1,576,061	38,666,763
Italcementi SpA	830,844	16,900,956

		55,567,719

Metals & Mining - 11.0%
Antofagasta PLC	6,406,758	102,112,781
ArcelorMittal (Euronext Amsterdam)	1,236,900	95,016,730
ArcelorMittal (Euronext Paris)	1,676,695	127,308,867
Cia Vale do Rio Doce (Sponsored) (ADR)	4,778,900	140,117,348
JFE Holdings, Inc.	6,546,900	291,715,326
Kazakhmys PLC	3,907,400	119,022,051
Nippon Steel Corp.	15,073,000	79,302,023
POSCO	251,200	138,165,692
Xstrata PLC	2,804,360	218,769,045

		1,311,529,863

Paper & Forest Products - 0.9%
Stora Enso Oyj-Class R	6,931,100	86,553,497
Svenska Cellulosa AB-Class B	1,545,300	25,365,641

		111,919,138

		2,085,961,705

Energy - 12.1%
Oil, Gas & Consumable Fuels - 12.1%
China Petroleum & Chemical Corp.-Class H	112,791,500	122,851,749
ENI SpA	8,202,600	283,245,517
LUKOIL (ADR)	1,547,950	115,167,480
Petro-Canada	2,194,900	105,056,377
Petroleo Brasileiro SA (Sponsored) (ADR)	681,224	66,712,266
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	10,066,878	359,987,065
StatoilHydro ASA	8,276,150	252,184,934
Total SA	1,787,600	134,613,521

		1,439,818,909

Consumer Discretionary - 9.2%
Auto Components - 2.3%
Compagnie Generale des Etablissements Michelin-Class B	1,518,200	149,527,977
Hyundai Mobis	1,642,250	126,057,454

		275,585,431

Automobiles - 4.7%
Nissan Motor Co. Ltd.	31,977,800	287,575,466
Renault SA	2,579,000	275,557,068

		563,132,534

Company	Shares	U.S. $ Value
Household Durables - 1.5%
Sharp Corp.	9,054,000	164,760,729
Taylor Wimpey PLC	3,914,606	13,246,401

		178,007,130

Media - 0.7%
Lagardere SCA	1,072,900	84,295,282

		1,101,020,377

Information Technology - 7.6%
Computers & Peripherals - 3.6%
Asustek Computer, Inc.	21,148,000	58,384,243
Compal Electronics, Inc. (GDR) (b)	6,905,938	30,731,424
Fujitsu Ltd.	30,341,000	215,879,669
Toshiba Corp.	17,502,000	131,277,772

		436,273,108

Electronic Equipment & Instruments - 1.0%
AU Optronics Corp.	63,156,683	120,464,285

Semiconductors & Semiconductor Equipment - 3.0%
Hynix Semiconductor, Inc. (a)	4,336,600	111,517,160
Samsung Electronics Co. Ltd.	90,500	53,048,557
Siliconware Precision Industries Co.	246	401
United Microelectronics Corp.	321,905,541	191,071,217

		355,637,335

		912,374,728

Utilities - 4.6%
Electric Utilities - 3.4%
E.ON AG	1,041,400	195,723,708
The Tokyo Electric Power Co. Inc.	8,316,500	213,667,917

		409,391,625

Multi-Utilities - 1.2%
RWE AG	1,178,990	142,591,987

		551,983,612

Industrials - 4.4%
Aerospace & Defense - 1.2%
BAE Systems PLC	15,491,500	147,463,237

Airlines - 1.1%
Air France-KLM	2,342,518	63,113,074
Deutsche Lufthansa AG	2,812,700	65,831,039

		128,944,113

Marine - 2.1%
Mitsui OSK Lines Ltd.	12,396,000	160,997,699
Nippon Yusen KK	10,173,000	94,002,814

		255,000,513

		531,407,863

Company	Shares	U.S. $ Value
Telecommunication Services - 4.2%
Diversified Telecommunication Services - 2.1%
China Netcom Group Corp. Ltd.	41,571,500	128,151,376
Nippon Telegraph & Telephone Corp.	27,901	121,668,828

		249,820,204

Wireless Telecommunication Services - 2.1%
Vodafone Group PLC	77,815,865	250,525,185

		500,345,389

Health Care - 3.5%
Pharmaceuticals - 3.5%
AstraZeneca PLC	3,036,000	113,477,672
GlaxoSmithKline PLC	6,100,300	133,161,028
Sanofi-Aventis SA	2,329,182	172,155,883

		418,794,583

Consumer Staples - 2.2%
Food & Staples Retailing - 1.3%
Koninklijke Ahold NV (a)	11,500,080	151,127,298

Food Products - 0.9%
Associated British Foods PLC	6,517,300	109,204,166

		260,331,464

Total Common Stocks (cost $12,026,165,569)		11,666,056,493

NON-CONVERTIBLE - PREFERRED STOCKS - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Samsung Electronics Co. Ltd. (cost $63,418,510)	127,600	54,776,142

SHORT-TERM INVESTMENTS - 1.4%
Investment Companies - 1.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (c) (cost $170,210,663)	170,210,663	170,210,663

Total Investments - 99.6% (cost $12,259,794,742)		11,891,043,298
Other assets less liabilities - 0.4%		48,259,568

Net Assets - 100.0%		$11,939,302,866

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at February 29, 2008	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO		March
STOXX 50	2,476	2008	$164,716,834	$139,870,228	$(24,846,606)

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the market value of this security amounted to $30,731,424 or 0.3% of net assets.

(c)	Investment in affiliated money market mutual fund.

An amount equivalent to U.S. $13,532,191 has been segregated to collateralize margin requirements for the open futures contract at February 29, 2008.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

Country Breakdown *

February 29, 2008 (unaudited)

Summary

22.3%	Japan
20.1%	United Kingdom
13.7%	France
13.1%	Germany
5.0%	Netherlands
5.0%	South Korea
3.7%	Italy
3.4%	Taiwan
2.1%	Norway
1.7%	Brazil
1.7%	Switzerland
1.7%	Belgium
1.1%	Hong Kong
4.0%	Other
1.4%	Short-Term Investments

100.0%	Total Investments

*	All data are as of February 29, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 1.1% or less in the following countries: Canada, China, Finland, Israel, Russia, Sweden.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$959,537,696	$(24,846,606)
Level 2	10,931,505,602	0
Level 3	0	0

Total	$11,891,043,298	$(24,846,606)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 11/30/2007	$0	$0
Accrued discounts /premiums	0	0
Realized gain (loss)	0	0	*
Change in unrealized appreciation/depreciation	0	0
Net purchases (sales)	0	0
Net transfers in and/or out of Level 3	0	0

Balance as of 2/29/08	$0	$0
Net change in unrealized appreciation/depreciation from investments still held as of 2/29/08	$0	$0

*	The realized gain (loss) recognized during the period ended 2/29/08 for other financial instruments was $0.

AllianceBernstein Small-Mid Cap Value Fund

Portfolio of Investments

February 29, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.3%
Industrials - 22.8%
Aerospace & Defense - 0.8%
Goodrich Corp.	159,300	$9,435,339

Airlines - 2.0%
Alaska Air Group, Inc. (a)	368,900	9,001,160
Continental Airlines, Inc.-Class B (a)	324,900	7,856,082
Skywest, Inc.	279,200	6,175,904

		23,033,146

Commercial Services & Supplies - 2.7%
IKON Office Solutions, Inc.	1,245,000	8,864,400
Kelly Services, Inc.-Class A	492,400	9,459,004
United Stationers, Inc. (a)	285,000	14,067,600

		32,391,004

Electrical Equipment - 4.0%
Acuity Brands, Inc.	224,200	9,956,722
Cooper Industries Ltd.-Class A	289,500	12,138,735
EnerSys (a)	503,840	11,583,282
Regal-Beloit Corp.	363,400	13,416,728

		47,095,467

Machinery - 6.6%
AGCO Corp. (a)	210,900	13,678,974
Briggs & Stratton Corp.	490,775	8,770,149
Kennametal, Inc.	465,000	14,122,050
Mueller Industries, Inc.	460,300	13,224,419
SPX Corp.	131,400	13,442,220
Terex Corp. (a)	207,000	13,962,150

		77,199,962

Road & Rail - 5.3%
Arkansas Best Corp.	365,000	9,749,150
Avis Budget Group, Inc. (a)	875,000	10,001,250
Con-way, Inc.	307,325	13,924,896
Ryder System, Inc.	287,000	16,534,070
Werner Enterprises, Inc.	652,000	11,599,080

		61,808,446

Trading Companies & Distributors - 1.4%
GATX Corp.	450,925	16,224,281

		267,187,645

Company	Shares	U.S. $ Value
Financials - 21.5%
Commercial Banks - 6.1%
Central Pacific Financial Corp.	588,575	10,882,752
The South Financial Group, Inc.	809,400	11,679,642
Susquehanna Bancshares, Inc.	621,200	12,355,668
Trustmark Corp.	526,414	10,401,941
UnionBanCal Corp.	137,800	6,417,346
Webster Financial Corp.	443,400	12,401,898
Whitney Holding Corp.	335,037	8,044,238

		72,183,485

Insurance - 9.6%
Arch Capital Group Ltd. (a)	334,400	22,899,712
Aspen Insurance Holdings, Ltd.	647,300	18,732,862
Fidelity National Financial, Inc.-Class A	645,000	11,358,450
Old Republic International Corp.	815,750	11,192,090
PartnerRe Ltd.	61,786	4,750,726
Platinum Underwriters Holdings, Ltd.	598,425	20,645,662
RenaissanceRe Holdings Ltd.	114,000	6,258,600
StanCorp Financial Group, Inc.	330,600	16,229,154

		112,067,256

Real Estate Investment Trusts (REITs) - 4.0%
Ashford Hospitality Trust, Inc.	610,000	4,056,500
Digital Realty Trust, Inc.	301,500	10,823,850
FelCor Lodging Trust, Inc.	552,000	6,966,240
Mid-America Apartment Communities, Inc.	177,000	8,582,730
Strategic Hotels & Resorts, Inc.	258,400	3,679,616
Tanger Factory Outlet Centers	184,500	6,549,750
Taubman Centers, Inc.	130,800	6,376,500

		47,035,186

Thrifts & Mortgage Finance - 1.8%
Astoria Financial Corp.	494,350	12,937,139
Provident Financial Services, Inc.	713,000	8,548,870

		21,486,009

		252,771,936

Materials - 12.4%
Chemicals - 6.0%
Ashland, Inc.	321,600	14,205,072
Celanese Corp.-Class A Series A	152,400	5,928,360
Cytec Industries, Inc.	267,800	15,339,584
Lubrizol Corp.	111,100	6,477,130
Methanex Corp.	324,800	9,357,488
Rockwood Holdings, Inc. (a)	618,100	18,969,489

		70,277,123

Containers & Packaging - 2.1%
Aptargroup, Inc.	259,000	9,707,320
Silgan Holdings, Inc.	198,300	9,268,542
Sonoco Products Co.	193,800	5,459,346

		24,435,208

Company	Shares	U.S. $ Value
Metals & Mining - 4.3%
Cleveland-Cliffs, Inc.	7,335	876,239
Commercial Metals Co.	487,600	14,852,296
Quanex Corp.	310,700	15,985,515
Reliance Steel & Aluminum Co.	122,300	6,782,758
Steel Dynamics, Inc.	218,500	12,729,810

		51,226,618

		145,938,949

Consumer Staples - 10.3%
Beverages - 1.8%
Molson Coors Brewing Co.-Class B	395,000	21,314,200

Food & Staples Retailing - 4.4%
Performance Food Group Co. (a)	573,900	18,651,750
Ruddick Corp.	645,100	20,804,475
Supervalu, Inc.	473,290	12,423,862

		51,880,087

Food Products - 1.8%
Corn Products International, Inc.	104,600	3,839,866
Del Monte Foods Co.	601,200	5,398,776
Smithfield Foods, Inc. (a)	226,900	6,251,095
Tyson Foods, Inc.-Class A	336,200	4,844,642

		20,334,379

Tobacco - 2.3%
Universal Corp.	474,100	26,981,031

		120,509,697

Information Technology - 7.5%
Communications Equipment - 1.1%
CommScope, Inc. (a)	309,300	12,953,484

Electronic Equipment & Instruments - 4.2%
Arrow Electronics, Inc. (a)	368,125	12,004,556
AVX Corp.	64,700	811,338
Checkpoint Systems, Inc. (a)	372,200	9,007,240
Flextronics International Ltd. (a)	191,272	1,939,498
Ingram Micro, Inc.-Class A (a)	267,500	4,084,725
Insight Enterprises, Inc. (a)	334,800	5,869,044
Sanmina-SCI Corp. (a)	1,304,630	2,152,640
Tech Data Corp. (a)	145,975	4,868,266
Vishay Intertechnology, Inc. (a)	970,000	8,856,100

		49,593,407

Semiconductors & Semiconductor Equipment - 2.2%
Amkor Technology, Inc. (a)	719,800	8,428,858
Spansion, Inc.-Class A (a)	693,000	1,905,750
Teradyne, Inc. (a)	410,000	4,915,900
Zoran Corp. (a)	715,800	9,827,934

		25,078,442

		87,625,333

Company	Shares	U.S. $ Value
Consumer Discretionary - 7.3%
Auto Components - 2.4%
ArvinMeritor, Inc.	942,000	10,635,180
Autoliv, Inc.	112,000	5,588,800
TRW Automotive Holdings Corp. (a)	532,525	11,758,152

		27,982,132

Automobiles - 0.5%
Thor Industries, Inc.	190,000	5,791,200

Hotels Restaurants & Leisure - 0.5%
Papa John’s International, Inc. (a)	249,100	6,513,965

Household Durables - 0.9%
Furniture Brands International, Inc.	502,500	6,532,500
KB Home	155,000	3,709,150

		10,241,650

Leisure Equipment & Products - 0.7%
Brunswick Corp.	501,800	8,174,322

Multiline Retail - 0.6%
Big Lots, Inc. (a)	187,200	3,154,320
Dillard’s, Inc.-Class A	232,300	3,435,717

		6,590,037

Specialty Retail - 0.9%
AutoNation, Inc. (a)	577,661	8,416,521
Office Depot, Inc. (a)	200,900	2,284,233

		10,700,754

Textiles Apparel & Luxury Goods - 0.8%
Jones Apparel Group, Inc.	365,100	5,151,561
VF Corp.	55,900	4,250,636

		9,402,197

		85,396,257

Utilities - 6.6%
Electric Utilities - 3.3%
Allegheny Energy, Inc.	133,400	6,759,378
Northeast Utilities	556,700	14,123,479
Reliant Energy, Inc. (a)	797,400	18,180,720

		39,063,577

Gas Utilities - 0.9%
Atmos Energy Corp.	405,146	10,533,796

Independent Power Producers & Energy Traders - 0.8%
Constellation Energy Group, Inc.	105,725	9,340,804

Multi-Utilities - 1.6%
Puget Energy, Inc.	241,300	6,442,710
Wisconsin Energy Corp.	269,150	11,740,323

		18,183,033

		77,121,210

Company	Shares	U.S. $ Value
Health Care - 5.1%
Health Care Providers & Services - 3.4%
Apria Healthcare Group, Inc. (a)	283,900	6,163,469
Kindred Healthcare, Inc. (a)	73,223	1,544,273
LifePoint Hospitals, Inc. (a)	317,517	7,956,976
Molina Healthcare, Inc. (a)	446,515	14,132,200
Omnicare, Inc.	235,100	4,932,398
Universal Health Services, Inc.-Class B	109,800	5,865,516

		40,594,832

Life Sciences Tools & Services - 1.7%
PerkinElmer, Inc.	800,000	19,856,000

		60,450,832

Energy - 3.8%
Energy Equipment & Services - 2.2%
Exterran Holdings, Inc. (a)	66,400	4,624,760
Oil States International, Inc. (a)	344,500	14,524,120
Rowan Cos., Inc.	157,300	6,340,763

		25,489,643

Oil, Gas & Consumable Fuels - 1.6%
Hess Corp.	206,800	19,269,624

		44,759,267

Total Common Stocks (cost $1,166,042,445)		1,141,761,126

SHORT-TERM INVESTMENTS - 2.6%
Investment Companies - 2.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $30,666,573)	30,666,573	30,666,573

Total Investments - 99.9% (cost $1,196,709,018)		1,172,427,699
Other assets less liabilities - 0.1%		587,946

Net Assets - 100.0%		$1,173,015,645

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$1,172,427,699	$0
Level 2	0	0
Level 3	0	0

Total	$1,172,427,699	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 11/30/2007	$0	$0
Accrued discounts /premiums	0	0
Realized gain (loss)	0	0	*
Change in unrealized appreciation/depreciation	0	0
Net purchases (sales)	0	0
Net transfers in and/or out of Level 3	0	0

Balance as of 2/29/08	0	$0
Net change in unrealized appreciation/depreciation from investments still held as of 2/29/08	$0	$0

*	The realized gain (loss) recognized during the period ended 2/29/08 for other financial instruments was $0.

AllianceBernstein Value Fund

Portfolio of Investments

February 29, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.0%
Financials - 27.9%
Capital Markets - 2.7%
Deutsche Bank AG	48,700	$5,403,752
The Goldman Sachs Group, Inc.	13,900	2,357,857
Merrill Lynch & Co., Inc.	170,000	8,425,200
Morgan Stanley	271,800	11,448,216

		27,635,025

Commercial Banks - 4.2%
Comerica, Inc.	131,400	4,761,936
Fifth Third Bancorp	239,100	5,475,390
Keycorp	193,700	4,271,085
National City Corp.	292,200	4,634,292
SunTrust Banks, Inc.	76,600	4,452,758
U.S. Bancorp	122,700	3,928,854
Wachovia Corp.	180,600	5,529,972
Wells Fargo & Co.	319,400	9,336,062

		42,390,349

Consumer Finance - 0.2%
Discover Financial Services	163,300	2,464,197

Diversified Financial Services - 8.5%
Bank of America Corp.	844,900	33,576,326
Citigroup, Inc.	995,000	23,591,450
JPMorgan Chase & Co.	705,900	28,694,835

		85,862,611

Insurance - 10.9%
ACE Ltd.	140,200	7,884,848
Allstate Corp.	219,100	10,457,643
American International Group, Inc.	426,300	19,976,418
Chubb Corp.	159,500	8,118,550
Fidelity National Financial, Inc.-Class A	219,500	3,865,395
Genworth Financial, Inc.-Class A	289,600	6,712,928
Hartford Financial Services Group, Inc.	98,700	6,899,130
MetLife, Inc.	174,500	10,166,370
Old Republic International Corp.	273,000	3,745,560
PartnerRe Ltd.	16,000	1,230,240
RenaissanceRe Holdings Ltd.	74,800	4,106,520
Safeco Corp.	65,300	3,020,778
Torchmark Corp.	63,700	3,838,562
The Travelers Cos, Inc.	245,800	11,407,578
Unum Group	308,300	7,063,153
XL Capital Ltd.-Class A	68,200	2,459,292

		110,952,965

Company	Shares	U.S. $ Value
Thrifts & Mortgage Finance - 1.4%
Federal Home Loan Mortgage Corp.	171,300	4,313,334
Federal National Mortgage Association	232,200	6,420,330
Washington Mutual, Inc.	213,300	3,156,840

		13,890,504

		283,195,651

Energy - 16.5%
Oil, Gas & Consumable Fuels - 16.5%
Anadarko Petroleum Corp.	19,500	1,242,930
BP PLC (Sponsored) (ADR)	90,300	5,857,761
Chevron Corp.	416,600	36,102,556
ConocoPhillips	336,800	27,856,728
Exxon Mobil Corp.	750,000	65,257,500
Marathon Oil Corp.	239,300	12,721,188
Occidental Petroleum Corp.	26,600	2,058,042
Royal Dutch Shell PLC (ADR)	68,200	4,872,890
Total SA (ADR)	79,900	6,023,661
Valero Energy Corp.	103,500	5,979,195

		167,972,451

Consumer Staples - 9.7%
Beverages - 1.0%
The Coca-Cola Co.	38,000	2,221,480
Molson Coors Brewing Co.-Class B	139,000	7,500,440

		9,721,920

Food & Staples Retailing - 2.1%
The Kroger Co.	275,400	6,678,450
Safeway, Inc.	228,300	6,561,342
Supervalu, Inc.	215,500	5,656,875
Wal-Mart Stores, Inc.	55,000	2,727,450

		21,624,117

Food Products - 2.7%
ConAgra Foods, Inc.	149,400	3,301,740
Del Monte Foods Co.	244,400	2,194,712
General Mills, Inc.	65,700	3,678,543
Kellogg Co.	117,200	5,944,384
Kraft Foods, Inc.-Class A	78,300	2,440,611
Sara Lee Corp.	472,000	5,961,360
Tyson Foods, Inc.-Class A	268,900	3,874,849

		27,396,199

Household Products - 2.2%
Procter & Gamble Co.	337,600	22,342,368

Tobacco - 1.7%
Altria Group, Inc.	236,800	17,319,552

		98,404,156

Company	Shares	U.S. $ Value
Consumer Discretionary - 9.6%
Auto Components - 1.3%
Autoliv, Inc.	93,000	4,640,700
BorgWarner, Inc.	111,000	4,785,210
Lear Corp. (a)	10,900	300,622
Magna International, Inc.-Class A	49,300	3,609,253

		13,335,785

Automobiles - 0.7%
General Motors Corp.	290,900	6,772,152

Hotels, Restaurants & Leisure - 0.3%
McDonald’s Corp.	51,200	2,770,432

Household Durables - 1.1%
Black & Decker Corp.	56,200	3,864,874
Centex Corp.	112,300	2,491,937
KB Home	121,200	2,900,316
Newell Rubbermaid, Inc.	58,950	1,338,165
Pulte Homes, Inc.	8,281	112,125

		10,707,417

Leisure Equipment & Products - 0.3%
Brunswick Corp.	167,200	2,723,688

Media - 2.8%
CBS Corp.-Class B	314,500	7,176,890
Gannett Co., Inc.	184,200	5,553,630
Idearc, Inc.	183,700	885,434
Time Warner, Inc.	577,600	9,016,336
Viacom, Inc.-Class B (a)	158,000	6,280,500

		28,912,790

Multiline Retail - 0.7%
Macy’s, Inc.	304,300	7,510,124

Specialty Retail - 1.6%
The Gap, Inc.	384,600	7,757,382
Home Depot, Inc.	120,700	3,204,585
Ltd. Brands, Inc.	188,900	2,880,725
Office Depot, Inc. (a)	170,300	1,936,311

		15,779,003

Textiles, Apparel & Luxury Goods - 0.8%
Jones Apparel Group, Inc.	264,100	3,726,451
VF Corp.	63,800	4,851,352

		8,577,803

		97,089,194

Industrials - 8.2%
Aerospace & Defense - 0.8%
Northrop Grumman Corp.	109,641	8,618,879

Commercial Services & Supplies - 0.4%
Pitney Bowes, Inc.	123,399	4,415,216

Industrial Conglomerates - 4.8%
3M Co.	40,500	3,175,200

Company	Shares	U.S. $ Value
General Electric Co.	1,313,900	43,542,646
Tyco International Ltd.	50,000	2,003,000

		48,720,846

Machinery - 2.0%
Caterpillar, Inc.	79,400	5,743,002
Eaton Corp.	32,625	2,630,554
SPX Corp.	67,800	6,935,940
Terex Corp. (a)	71,700	4,836,165

		20,145,661

Road & Rail - 0.2%
Avis Budget Group, Inc. (a)	144,100	1,647,063

		83,547,665

Telecommunication Services - 7.5%
Diversified Telecommunication Services - 6.1%
AT&T, Inc.	1,147,900	39,981,357
Verizon Communications, Inc.	611,400	22,206,048

		62,187,405

Wireless Telecommunication Services - 1.4%
Sprint Nextel Corp.	881,800	6,269,598
Vodafone Group PLC (ADR)	228,900	7,377,447

		13,647,045

		75,834,450

Health Care - 7.0%
Health Care Equipment & Supplies - 0.2%
Covidien Ltd.	50,000	2,139,500

Health Care Providers & Services - 1.1%
AmerisourceBergen Corp.-Class A	76,000	3,170,720
Cardinal Health, Inc.	19,200	1,135,488
McKesson Corp.	120,600	7,086,456

		11,392,664

Pharmaceuticals - 5.7%
Eli Lilly & Co.	38,000	1,900,760
Johnson & Johnson	205,000	12,701,800
Merck & Co., Inc.	154,100	6,826,630
Pfizer, Inc.	1,393,700	31,051,636
Sanofi-Aventis SA (ADR)	125,500	4,654,795

		57,135,621

		70,667,785

Materials - 6.5%
Chemicals - 2.9%
Ashland, Inc.	42,600	1,881,642
Dow Chemical Co.	294,300	11,092,167
E.I. Du Pont de Nemours & Co.	264,600	12,282,732
Lubrizol Corp.	70,600	4,115,980

		29,372,521

Company	Shares	U.S. $ Value
Containers & Packaging - 1.6%
Ball Corp.	116,800	5,150,880
Owens-Illinois, Inc. (a)	118,300	6,678,035
Smurfit-Stone Container Corp. (a)	316,700	2,517,765
Sonoco Products Co.	66,700	1,878,939

		16,225,619

Metals & Mining - 2.0%
Alcoa, Inc.	294,800	10,948,872
ArcelorMittal	118,400	9,000,768

		19,949,640

		65,547,780

Information Technology - 3.9%
Communications Equipment - 0.6%
Nokia OYJ (Sponsored) (ADR)	164,700	5,930,847

Computers & Peripherals - 0.6%
International Business Machines Corp.	27,300	3,108,378
Lexmark International, Inc.-Class A (a)	98,700	3,260,061

		6,368,439

Electronic Equipment & Instruments - 2.4%
Arrow Electronics, Inc. (a)	143,900	4,692,579
Avnet, Inc. (a)	165,500	5,579,005
Flextronics International Ltd. (a)	466,800	4,733,352
Ingram Micro, Inc.-Class A (a)	176,300	2,692,101
Sanmina-SCI Corp. (a)	481,000	793,650
Tech Data Corp. (a)	70,000	2,334,500
Tyco Electronics Ltd.	50,000	1,645,000
Vishay Intertechnology, Inc. (a)	217,000	1,981,210

		24,451,397

IT Services - 0.3%
Electronic Data Systems Corp.	144,900	2,509,668

		39,260,351

Utilities - 2.2%
Electric Utilities - 0.9%
Entergy Corp.	53,900	5,537,686
Pinnacle West Capital Corp.	114,600	4,074,030

		9,611,716

Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc.	62,300	5,504,205

Multi-Utilities - 0.8%
CMS Energy Corp.	69,750	1,003,702
Dominion Resources, Inc.	139,400	5,567,636
Wisconsin Energy Corp.	23,800	1,038,156

		7,609,494

		22,725,415

Total Common Stocks (cost $1,014,819,652)		1,004,244,898

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.8%
Investment Companies - 0.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $8,180,103)	8,180,103	8,180,103

Total Investments - 99.8% (cost $1,022,999,755)		1,012,425,001
Other assets less liabilities - 0.2%		2,484,438

Net Assets - 100.0%		$1,014,909,439

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$1,012,425,001	$0
Level 2	0	0
Level 3	0	0

Total	$1,012,425,001	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 11/30/2007	$0	$0
Accrued discounts /premiums	0	0
Realized gain (loss)	0	0	*
Change in unrealized appreciation/depreciation	0	0
Net purchases (sales)	0	0
Net transfers in and/or out of Level 3	0	0

Balance as of 2/29/08	0	$0
Net change in unrealized appreciation/depreciation from investments still held as of 2/29/08	$0	$0

*	The realized gain (loss) recognized during the period ended 2/29/08 for other financial instruments was $0.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: April 23, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: April 23, 2008